Schedule H, Line 4a -- Schedule of Delinquent Participant Contributions (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity tax identification number	22-3514823
Plan number	004
Contributions Not Corrected	$ 1,583,072
Contributions Corrected Outside VFCP	0
Contributions Pending Correction in VFCP	287,991
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0